Drilling units (Details) (Drilling units, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Drilling units
Drilling units [Line Items]
Cost	$ 20,979	$ 15,177
Accumulated depreciation	(2,986)	(2,283)
Disposals	(800)	0
Book value on disposal	17,193	12,894
Depreciation and amortization expense	$ 703	$ 608	$ 547